Significant Accounting Policies - Schedule of Fair Value of Derivative Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivative liabilities		$ 3,076,918
Preferred Stock Series A Warrants [Member] | Level 1 [Member]
Derivative liabilities
Preferred Stock Series A Warrants [Member] | Level 2 [Member]
Derivative liabilities
Preferred Stock Series A Warrants [Member] | Level 3 [Member]
Derivative liabilities		541,990
Preferred Stock Series B Warrants [Member] | Level 1 [Member]
Derivative liabilities
Preferred Stock Series B Warrants [Member] | Level 2 [Member]
Derivative liabilities
Preferred Stock Series B Warrants [Member] | Level 3 [Member]
Derivative liabilities		60,551
Convertible Debt Warrants [Member] | Level 1 [Member]
Derivative liabilities
Convertible Debt Warrants [Member] | Level 2 [Member]
Derivative liabilities
Convertible Debt Warrants [Member] | Level 3 [Member]
Derivative liabilities		1,298,012
Convertible Debt Embedded Conversion Feature [Member] | Level 1 [Member]
Derivative liabilities
Convertible Debt Embedded Conversion Feature [Member] | Level 2 [Member]
Derivative liabilities
Convertible Debt Embedded Conversion Feature [Member] | Level 3 [Member]
Derivative liabilities		$ 1,176,365